American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
February 28, 2025

Intermediate-Term Tax-Free Bond Fund - Schedule of Investments
FEBRUARY 28, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 99.4%
Alabama — 3.0%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,652,769
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	1,645,000	1,666,892
Black Belt Energy Gas District Rev., VRN, 5.25%, 2/1/53 (GA: Morgan Stanley)	15,000,000	15,853,369
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	6,925,000	6,948,713
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	1,630,000	1,701,836
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	16,170,000	17,167,687
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,500,000	1,640,071
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/55 (GA: Pacific Life Insurance Co.)	2,000,000	2,146,337
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	3,750,000	4,173,147
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	4,800,000	5,236,260
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,022,880
Jefferson County Rev., 5.00%, 9/15/35	1,000,000	1,028,519
Jefferson County Sewer Rev., 5.00%, 10/1/27	1,250,000	1,310,673
Jefferson County Sewer Rev., 5.00%, 10/1/28	2,000,000	2,125,983
Jefferson County Sewer Rev., 5.00%, 10/1/32	2,250,000	2,507,678
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	8,890,000	9,542,790
Southeast Energy Authority A Cooperative District Rev., VRN, 5.50%, 1/1/53 (GA: Morgan Stanley)	5,000,000	5,365,626
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	11,715,000	12,410,541
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 5/1/55 (GA: Royal Bank of Canada)	7,000,000	7,469,759
		110,971,530
Arizona — 4.3%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 2.11%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(1)	605,000	604,534
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 4.48%, (S&P Municipal Bond 7‐Day High Grade Index plus 0.81%), 1/1/37	7,445,000	7,260,204
Arizona Health Facilities Authority Rev., VRN, 2.11%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(1)	125,000	124,614
Arizona Health Facilities Authority Rev., VRN, 2.11%, (MUNIPSA plus 0.25%), 1/1/46	3,115,000	3,080,262
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(2)	215,000	216,515
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(2)	275,000	274,717
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(2)	600,000	609,125
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(2)	855,000	857,018
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/28	4,545,000	4,801,164
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	4,725,000	4,854,410
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(2)(3)(4)	5,000,000	150,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(2)	1,025,000	1,027,110
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	725,000	690,128
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	269,134
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	673,883
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	323,259
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	322,618
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	255,150
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	502,385
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(2)	420,000	390,463
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	250,000	227,831
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(2)	700,000	580,565
Arizona Sports & Tourism Authority Rev., 5.00%, 7/1/25 (BAM)	2,000,000	2,013,813
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System Rev.), 5.00%, 7/15/28	2,090,000	2,248,499

Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System Rev.), 5.00%, 7/15/29	2,500,000	2,736,890
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System Rev.), 5.00%, 7/15/34	2,105,000	2,385,376
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System Rev.), 5.00%, 7/15/35	5,000,000	5,648,736
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(2)	1,400,000	1,398,787
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	203,626
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	309,210
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	223,947
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	725,927
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	722,872
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	309,052
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,023,293
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,265,475
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/36	1,875,000	1,879,378
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	1,200,000	1,201,171
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,300,294
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(2)	10,965,000	11,101,456
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(2)	3,380,000	3,049,633
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	1,140,000	945,109
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	6,500,000	5,388,780
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(2)	3,140,000	2,551,635
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/27	900,000	924,370
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/28	800,000	820,681
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/29	650,000	666,051
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/30	1,625,000	1,664,128
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/31	1,500,000	1,534,526
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	180,000	183,355
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	2,805,000	2,833,109
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	384,521
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	294,191
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,663,465
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	473,148
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,750,000	1,785,798
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	5,200,000	5,679,596
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(2)	1,000,000	999,795
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/39	7,500,000	7,125,896
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	1,855,000	1,900,160
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(2)	3,500,000	3,479,064
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(2)	1,650,000	1,391,328
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater Rev.), 5.00%, 7/1/30	1,000,000	1,111,139
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater Rev.), 5.00%, 7/1/31	1,000,000	1,124,647

Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater Rev.), 5.00%, 7/1/33	500,000	575,958
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/42 (AGM)	1,725,000	1,889,937
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/43 (AGM)	1,000,000	1,090,353
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/33(5)	8,000,000	9,242,151
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	6,910,000	6,966,737
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/42	2,500,000	2,815,550
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	7,500,000	8,042,827
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup, Inc.)	10,030,000	10,990,481
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/34(2)	1,875,000	1,942,820
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/44(2)	2,000,000	2,010,797
		159,334,627
Arkansas — 0.1%
Searcy Sales & Use Tax Rev., 4.00%, 11/1/38	2,000,000	2,001,414
Searcy Sales & Use Tax Rev., 4.00%, 11/1/39	2,000,000	1,985,424
Searcy Sales & Use Tax Rev., 4.00%, 11/1/41	1,000,000	980,801
		4,967,639
California — 3.6%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,200,675
California Community Choice Financing Authority Rev., VRN, 2.31%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	8,770,000	8,288,805
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,665,000	1,726,774
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(2)	785,000	781,622
California Municipal Finance Authority Special Tax, (City Of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	5,177,685
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,023,141
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(2)	1,005,000	1,001,556
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(2)	1,350,000	1,373,850
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	6,255,000	6,347,211
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	8,003,850
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NPFG)(6)	2,530,000	2,206,446
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	1,800,000	1,342,254
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(2)	1,400,000	1,009,244
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	1,455,000	450,020
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	19,815,000	19,648,282
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,241,914
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Area No. 4), 4.00%, 9/1/27	1,455,000	1,470,489
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.46%, 3/3/25 (SBBPA: Royal Bank of Canada)	18,190,000	18,190,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.55%, 3/3/25 (SBBPA: Royal Bank of Canada)	1,650,000	1,650,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.62%, 3/3/25 (SBBPA: Bank of America N.A.)	9,270,000	9,270,000
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(2)	3,150,000	3,210,527
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(6)	1,670,000	1,421,356
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	800,000	808,084
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	1,000,000	1,010,105
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,034,904
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,307,403
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,009,504
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/42	2,000,000	2,106,307
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,759,410

Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.00%, 8/15/38	1,230,000	1,334,131
Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.25%, 8/15/43	1,350,000	1,447,255
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,021,956
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,186,178
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,011,974
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(6)	5,110,000	2,698,951
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,046,239
San Jose Financing Authority Rev., (City of San Jose CA Wastewater Rev.), 5.00%, 11/1/37	800,000	922,954
San Jose Financing Authority Rev., (City of San Jose CA Wastewater Rev.), 5.00%, 11/1/38	825,000	946,056
State of California GO, 4.00%, 9/1/32	5,000,000	5,059,374
		132,746,486
Colorado — 3.9%
Adams County COP, 4.00%, 12/1/27	1,310,000	1,320,883
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43 (ST AID WITHHLDG)	3,000,000	3,194,059
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/38 (AGC)	425,000	474,410
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/39 (AGC)	1,000,000	1,110,390
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/42 (AGC)	765,000	824,644
Bromley Park Metropolitan District No. 3 GO, 4.00%, 12/1/44 (AGC)	5,000,000	4,863,109
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/38 (BAM)	720,000	805,593
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/40 (BAM)	300,000	333,327
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/42 (BAM)	740,000	811,933
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/44 (BAM)	630,000	687,026
City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	306,017
City & County of Denver Airport System Rev., 5.00%, 11/15/35	500,000	564,197
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	449,956
City & County of Denver Airport System Rev., 5.00%, 11/15/37	320,000	358,116
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	671,467
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	974,349
City & County of Denver Airport System Rev., 5.00%, 11/15/38	1,080,000	1,202,625
City & County of Denver Airport System Rev., 5.25%, 11/15/39	1,300,000	1,464,116
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,211,779
City & County of Denver Airport System Rev., 5.25%, 11/15/40	670,000	751,713
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,639,236
City & County of Denver Airport System Rev., 5.25%, 11/15/41	570,000	634,440
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,221,959
City & County of Denver Airport System Rev., 5.25%, 11/15/42	500,000	553,164
City & County of Denver Airport System Rev., 5.25%, 11/15/47	3,350,000	3,640,350
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	10,000,000	9,704,867
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	7,400,000	7,506,449
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	1,740,000	1,883,262
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/29	3,300,000	3,601,335
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	1,400,000	1,522,284
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	7,795,000	7,920,238
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,250,000	1,250,868
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	1,928,830
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,617,207
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/25	350,000	350,399
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/26	390,000	393,496
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/27	400,000	407,280
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/28	250,000	256,098

Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/29	2,160,000	2,214,728
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/32	600,000	615,656
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	8,500,000	8,737,623
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/44	4,875,000	5,070,489
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	717,740
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	736,626
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	512,080
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/37 (BAM)	250,000	270,212
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/38 (BAM)	250,000	269,560
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/39 (BAM)	500,000	536,450
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/44 (BAM)	1,000,000	1,047,302
Denver City & County School District No. 1 GO, 5.50%, 12/1/44 (ST AID WITHHLDG)	5,000,000	5,739,216
Hunters Overlook Metropolitan District No. 5 GO, 5.00%, 12/1/44 (AGC)	500,000	536,800
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	517,440
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,052,822
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	802,002
Lanterns Metropolitan District No. 1 GO, 4.00%, 12/1/44 (AGC)	4,000,000	3,880,033
Mesa County Valley School District No. 51 Grand Junction GO, 5.25%, 12/1/43 (ST AID WITHHLDG)	4,500,000	5,071,165
Mesa County Valley School District No. 51 Grand Junction GO, 5.25%, 12/1/44 (ST AID WITHHLDG)	3,000,000	3,362,636
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,651,812
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/26 (AGM)	600,000	618,651
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/28 (AGM)	670,000	714,742
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AGM)	400,000	432,838
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AGM)	735,000	795,339
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AGM)	300,000	328,788
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AGM)	755,000	827,451
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AGM)	300,000	331,517
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AGM)	935,000	1,033,227
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31	1,235,000	1,310,186
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/32 (AGM)	500,000	557,521
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/33 (AGM)	425,000	473,657
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34 (AGM)	325,000	360,617
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34	1,465,000	1,545,406
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/35 (AGM)	350,000	387,111
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/35	1,540,000	1,620,537
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/36 (AGM)	250,000	276,412
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37 (AGM)	275,000	302,676
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37	1,700,000	1,782,334
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38 (AGM)	300,000	328,637
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38	1,785,000	1,864,414

Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/40 (AGM)	1,100,000	1,191,532
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	1,100,000	1,183,331
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/39 (BAM)	1,000,000	1,088,443
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/36 (AGC)	115,000	124,296
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/37 (AGC)	350,000	377,658
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/38 (AGC)	265,000	285,734
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/39 (AGC)	250,000	268,338
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/40 (AGC)	280,000	298,949
State of Colorado COP, 6.00%, 12/15/38	1,960,000	2,344,295
State of Colorado COP, 6.00%, 12/15/40	3,270,000	3,885,510
Trails at Crowfoot Metropolitan District No. 3 GO, 5.00%, 12/1/39 (AGC)	500,000	556,962
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	182,623
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	201,566
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	139,172
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	210,133
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	134,018
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	223,641
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	128,858
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	232,158
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	128,853
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	233,910
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	128,852
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	249,573
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	139,157
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	541,348
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	164,926
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	545,249
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	306,925
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	107,285
		144,249,219
Connecticut — 2.3%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	515,556
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	640,705
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,605,717
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	539,486
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,364,391
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,072,826
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,056,021
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	679,691
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,818,151
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,056,296
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,547,120
City of Hartford Rev., (State of Connecticut), 5.00%, 4/1/25	2,250,000	2,253,736
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/30	1,000,000	1,024,280
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/32	1,030,000	1,051,641
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/33	1,000,000	1,018,809
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,000,000	1,015,151
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(2)	990,000	1,010,331
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(2)	285,000	291,736
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(2)	1,065,000	1,088,448
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(2)	410,000	410,959

Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(2)	1,500,000	1,391,534
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	625,255
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	520,515
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,143,603
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	362,783
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	414,040
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	6,500,000	6,509,420
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.80%, 7/1/57	6,530,000	6,512,166
Connecticut State Health & Educational Facilities Authority Rev., (Yale-New Haven Health Obligated Group), VRN, 5.00%, 7/1/49	2,925,000	3,151,545
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(2)	5,000,000	5,062,663
New Haven GO, 5.00%, 8/1/33 (AGC)	2,000,000	2,280,402
State of Connecticut GO, 5.00%, 1/15/29	5,615,000	6,092,168
State of Connecticut GO, 5.00%, 4/15/32	5,000,000	5,416,669
State of Connecticut GO, 4.00%, 1/15/35	5,500,000	5,706,489
State of Connecticut GO, 4.00%, 1/15/36	12,560,000	12,979,601
State of Connecticut GO, 5.00%, 11/15/36	1,000,000	1,130,551
State of Connecticut GO, 5.00%, 11/15/37	1,000,000	1,124,813
State of Connecticut, Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,017,160
		83,502,428
Delaware — 0.1%
Delaware River & Bay Authority Rev., 5.00%, 1/1/34	400,000	464,300
Delaware River & Bay Authority Rev., 5.00%, 1/1/36	550,000	636,710
Delaware River & Bay Authority Rev., 5.00%, 1/1/37	700,000	807,032
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.25%, 7/1/44(2)	875,000	905,570
		2,813,612
District of Columbia — 0.8%
District of Columbia GO, 5.00%, 6/1/25	1,590,000	1,598,975
District of Columbia GO, 5.00%, 8/1/41	1,500,000	1,684,450
District of Columbia GO, 5.00%, 8/1/43	2,500,000	2,763,152
District of Columbia Rev., 5.00%, 10/1/33	14,600,000	15,873,126
District of Columbia Rev., 4.00%, 3/1/45	7,890,000	7,751,208
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	1,635,000	1,645,809
		31,316,720
Florida — 6.5%
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,001,609
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	2,900,000	2,811,286
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	503,993
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	511,113
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	266,623
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,055,122
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	531,886
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	530,027
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	528,229
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	526,281
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/37	940,000	975,607
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/38	680,000	703,908
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/39	765,000	783,343
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/40	855,000	872,216
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/41	945,000	957,019
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/42	1,045,000	1,052,052
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/43	1,145,000	1,145,966
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/48	2,500,000	2,470,098
Central Florida Expressway Authority Rev., 5.00%, 7/1/41 (AGC)	1,250,000	1,379,451
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	2,955,000	3,212,551

Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 4.00%, 8/15/45	5,000,000	4,627,418
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(2)	1,850,000	1,597,634
Florida Development Finance Corp. Rev., (Florida Health Sciences Center, Inc. Obligated Group), VRN, 5.00%, 8/1/56	8,700,000	9,405,057
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31(2)	300,000	311,496
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35(2)	225,000	231,765
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 4.00%, 9/15/30(2)	470,000	453,292
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 5.00%, 9/15/40(2)	1,050,000	1,029,188
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/39	2,790,000	2,988,875
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/26	300,000	310,218
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/26	550,000	568,733
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	400,000	423,297
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	600,000	634,946
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	400,000	431,374
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	650,000	700,982
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	800,000	890,367
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	1,000,000	1,112,959
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	3,500,000	3,903,683
Fort Myers Rev., 4.00%, 12/1/29	170,000	171,685
Fort Myers Rev., 4.00%, 12/1/30	150,000	151,440
Fort Myers Rev., 4.00%, 12/1/31	650,000	655,703
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,788,539
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,490,588
Hillsborough County Housing Finance Authority Rev., 4.55%, 2/1/42 (FNMA)	8,500,000	8,746,941
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.00%, 11/15/34	5,000,000	5,779,969
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/32	1,100,000	1,250,944
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	3,915,000	3,938,230
Lee County Transportation Facilities Rev., 5.00%, 10/1/33	500,000	564,216
Lee County Transportation Facilities Rev., 5.00%, 10/1/34	525,000	596,535
Lee County Transportation Facilities Rev., 5.00%, 10/1/35	400,000	456,630
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	5,500,000	5,667,707
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/32	3,500,000	4,021,238
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,278,404
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,287,351
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,074,541
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	505,000	513,113
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/34 (BAM)	460,000	513,800
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/35 (BAM)	940,000	1,046,027
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/36 (BAM)	680,000	753,955
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/38 (BAM)	1,460,000	1,606,850
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/39 (BAM)	700,000	765,135
Orlando Utilities Commission Rev., 5.00%, 10/1/40	760,000	862,449
Orlando Utilities Commission Rev., 5.00%, 10/1/41	565,000	634,538
Orlando Utilities Commission Rev., 5.00%, 10/1/42	500,000	554,026
Orlando Utilities Commission Rev., 5.00%, 10/1/42	3,200,000	3,528,110
Orlando Utilities Commission Rev., 5.00%, 10/1/43	250,000	276,280
Orlando Utilities Commission Rev., 5.00%, 10/1/43	6,800,000	7,460,297
Osceola County Transportation Rev., 5.00%, 10/1/37	1,025,000	1,077,403
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(6)	1,200,000	805,398
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(6)	3,000,000	1,928,467
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(6)	1,500,000	879,533

Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(6)	1,800,000	1,001,739
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,229,636
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,020,011
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,211,477
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	4,749,273
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,560,864
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,016,036
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/27 (AGM)	500,000	527,408
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/28 (AGM)	600,000	644,146
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/29 (AGM)	500,000	545,041
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/30 (AGM)	550,000	607,581
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/32 (AGM)	1,075,000	1,213,943
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	720,000	732,290
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	15,415,000	15,616,260
Port State Lucie Utility System Rev., 4.00%, 9/1/36	5,000,000	5,016,124
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,365,323
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,005,174
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,001,318
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,071,326
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,378,613
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/36	5,555,000	6,291,782
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	803,182
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	992,338
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	10,000,000	9,412,289
Tampa Bay Water Rev., 5.00%, 10/1/43	1,000,000	1,099,191
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,162,270
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,462,165
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,169,568
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.25%, 1/1/30(2)	900,000	902,402
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/30 (AGM)	895,000	965,906
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/33 (AGM)	825,000	913,782
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/34 (AGM)	490,000	541,189
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/37 (AGM)	1,145,000	1,252,193
Village Community Development District No. 12 Special Assessment, (Village Community Development District No. 12 Series 2018 Phase II Special Assmn), 3.80%, 5/1/28	1,635,000	1,642,950
Village Community Development District No. 12 Special Assessment, (Village Community Development District No. 12 Series 2018 Phase II Special Assmn), 4.00%, 5/1/33	1,790,000	1,795,973
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts), 1.875%, 5/1/25(2)	250,000	249,289
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts), 2.625%, 5/1/30(2)	1,695,000	1,595,447
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts), 3.00%, 5/1/35(2)	2,245,000	2,036,607
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts), 3.25%, 5/1/40(2)	2,405,000	2,111,801
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 1.80%, 5/1/26	295,000	289,042
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 2.55%, 5/1/31	980,000	905,174
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 2.85%, 5/1/36	975,000	853,463

Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 3.00%, 5/1/41	1,460,000	1,205,279
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 3.25%, 5/1/52	4,380,000	3,290,593
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019 Special Assmnt), 3.00%, 5/1/29	945,000	916,872
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019 Special Assmnt), 3.375%, 5/1/34	3,080,000	2,938,588
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019 Special Assmnt), 3.55%, 5/1/39	1,240,000	1,154,439
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt), 5.125%, 5/1/37	5,280,000	5,560,884
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt), 5.375%, 5/1/42	3,840,000	4,020,462
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt), 4.375%, 5/1/33(2)	995,000	1,021,420
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt), 4.85%, 5/1/38(2)	750,000	781,014
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt), 5.00%, 5/1/43(2)	500,000	514,130
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024, Special Assessment), 4.20%, 5/1/39(2)	1,000,000	1,002,958
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024, Special Assessment), 4.55%, 5/1/44(2)	750,000	744,930
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,048,345
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,255,477
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,087,417
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,136,321
		240,206,421
Georgia — 3.0%
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	7,807,153
Atlanta Water & Wastewater Rev., 4.00%, 11/1/43 (BAM)	1,050,000	1,043,545
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	2,585,000	2,743,429
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	5,225,000	5,322,338
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	1,820,000	1,829,937
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	12,500,000	12,585,108
George L Smith II Congress Center Authority Rev., 2.375%, 1/1/31	2,000,000	1,844,509
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	1,100,000	1,112,756
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(2)	2,460,000	2,347,237
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(2)	4,355,000	4,426,052
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,162,744
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,050,513
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/37 (GA: Macquarie Group Ltd.)	4,500,000	4,865,753
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,200,000	20,320,911
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	6,900,000	7,326,292
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	10,400,000	10,959,551
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	2,500,000	2,650,718
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Royal Bank of Canada)	3,635,000	3,916,184
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	1,000,000	1,078,562
Metropolitan Atlanta Rapid Transit Authority Rev., 4.00%, 7/1/35	5,095,000	5,163,416
Municipal Electric Authority of Georgia Rev., 5.25%, 1/1/41 (BAM)	1,150,000	1,289,790
Municipal Electric Authority of Georgia Rev., 5.00%, 1/1/42	1,100,000	1,198,801
Municipal Electric Authority of Georgia Rev., 5.00%, 1/1/43	1,000,000	1,083,229
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,420,056
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,778,621
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	2,069,626
		109,396,831
Hawaii — 0.3%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38(5)	980,000	1,134,053

City & County of Honolulu GO, 4.00%, 7/1/42	4,025,000	4,028,972
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	7,507,089
		12,670,114
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), VRN, 5.00%, 3/1/60	2,760,000	3,096,135
Illinois — 8.3%
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,018,419
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,705,103
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,008,684
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/39 (BAM)	1,340,000	1,464,520
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/31 (BAM)	910,000	998,825
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/33 (BAM)	500,000	556,808
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/35 (BAM)	1,150,000	1,285,207
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/36 (BAM)	830,000	922,891
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/37 (BAM)	1,000,000	1,108,340
Chicago GO, 5.00%, 1/1/30	6,600,000	6,973,507
Chicago GO, 4.00%, 1/1/35	3,000,000	2,966,786
Chicago GO, 5.25%, 1/1/38	5,000,000	5,322,670
Chicago GO, 6.00%, 1/1/38	5,000,000	5,151,639
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	6,705,000	7,046,061
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	8,295,000	8,734,798
Chicago Board of Education GO, 5.00%, 12/1/31 (AGM)	1,250,000	1,304,402
Chicago Board of Education GO, 5.00%, 12/1/31 (AGM)	2,250,000	2,349,524
Chicago Board of Education GO, 5.00%, 12/1/32 (AGM)	1,000,000	1,042,399
Chicago Midway International Airport Rev., 5.00%, 1/1/34 (BAM)	2,000,000	2,265,132
Chicago Midway International Airport Rev., 5.00%, 1/1/35 (BAM)	3,000,000	3,386,848
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,392,447
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,184,575
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,443,962
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42	2,500,000	2,457,023
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/39 (BAM)	1,190,000	1,337,342
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/40 (BAM)	1,700,000	1,896,748
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/41 (BAM)	1,950,000	2,158,194
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,361,915
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,536,325
Chicago Wastewater Transmission Rev., 5.00%, 1/1/33 (AGM)	6,000,000	6,739,388
Chicago Wastewater Transmission Rev., 5.00%, 1/1/42 (BAM)	1,750,000	1,912,425
Chicago Wastewater Transmission Rev., 5.00%, 1/1/43 (BAM)	2,000,000	2,173,464
Chicago Wastewater Transmission Rev., 5.00%, 1/1/44 (BAM)	2,000,000	2,159,421
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,068,398
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,325,594
Chicago Waterworks Rev., 5.00%, 11/1/31 (AGM)	1,650,000	1,846,970
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,644,127
Chicago Waterworks Rev., 5.00%, 11/1/41	1,000,000	1,091,637
Chicago Waterworks Rev., 5.00%, 11/1/42	845,000	914,884
Cook County GO, 5.00%, 11/15/27	2,800,000	2,903,342
Cook County GO, 5.00%, 11/15/28	1,000,000	1,036,570
Cook County GO, 5.00%, 11/15/29	3,270,000	3,388,477
Cook County GO, 5.00%, 11/15/31	2,350,000	2,431,971
Cook County GO, 5.00%, 11/15/34	2,000,000	2,065,720
Cook County GO, 5.00%, 11/15/35	1,800,000	1,856,727
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,190,000
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,133,317

Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,194,095
Cook County Sales Tax Rev., 5.00%, 11/15/42	3,000,000	3,209,093
Cook County Sales Tax Rev., 5.00%, 11/15/43	2,000,000	2,127,069
Cook County Sales Tax Rev., 5.25%, 11/15/45	7,275,000	7,816,552
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,045,000
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,019,679
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,103,635
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,232,050
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,294,150
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,359,856
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,424,658
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,576,777
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	402,565
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	359,189
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	413,065
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	785,883
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	7,616,759
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,013,506
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,005,772
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,112,406
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	521,041
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	327,214
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	518,385
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	589,862
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	965,000	996,546
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,534,568
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.25%, 10/1/39(2)	1,350,000	1,403,233
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/44(2)	800,000	802,458
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group IL), VRN, 2.56%, (MUNIPSA plus 0.70%), 5/1/42	2,000,000	1,981,668
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	335,438
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	709,887
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	757,040
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,000,000	5,016,983
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,475,000	5,493,596
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/34	10,000,000	11,061,513
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	4,750,000	4,945,629
Illinois Municipal Electric Agency Rev., 4.00%, 2/1/35	9,000,000	9,000,762
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,056,177
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,055,083
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	5,810,000	5,818,877
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	11,410,000	11,572,353
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	1,670,000	1,858,771
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29	2,670,000	2,795,932
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/36 (NPFG)(6)	4,000,000	2,504,458
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/41 (AGM-CR)(6)	1,245,000	607,859
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/34 (BAM)	2,210,000	2,481,102
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/35 (BAM)	1,865,000	2,100,276
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/36 (BAM)	2,525,000	2,835,416
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/26, Prerefunded at 100% of Par(1)	3,000,000	3,084,936
Springfield Electric Rev., 5.00%, 3/1/40 (BAM)	2,500,000	2,768,011
State of Illinois GO, 5.00%, 11/1/27	15,000,000	15,771,136
State of Illinois GO, 5.125%, 12/1/29	17,000,000	17,897,075
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,684,408

State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,218,982
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,602,477
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,155,150
State of Illinois GO, 5.25%, 5/1/42	2,000,000	2,192,152
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/40	1,220,000	1,367,844
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/41	1,665,000	1,856,859
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,325,183
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,616,299
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,148,042
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,038,866
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	1,925,912
Village of Westchester GO, 5.00%, 12/15/41 (BAM)	500,000	544,375
Village of Westchester GO, 5.00%, 12/15/42 (BAM)	1,000,000	1,077,064
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(1)	55,000	56,053
Will County Community Unit School District No. 201-U Crete-Monee GO, Capital Appreciation, 5.00%, 1/1/27 (AGM)	2,760,000	2,802,664
		306,190,900
Indiana — 1.1%
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,130,114
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,021,777
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,520,302
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/32	325,000	349,554
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/33	415,000	446,988
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/38	800,000	847,869
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/43	860,000	887,676
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	1,908,034
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,014,490
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,044,656
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,064,500
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/32	700,000	768,154
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/33	945,000	1,042,625
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/42	1,300,000	1,388,957
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/43	1,200,000	1,273,356
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	3,635,000	3,858,353
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	3,030,000	3,056,895
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/27	2,000,000	2,020,089
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.00%, 9/15/25	1,165,000	1,172,974
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.00%, 9/15/28	1,480,000	1,538,809
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/39	1,560,000	1,697,930
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/44	1,560,000	1,645,606
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/35	1,120,000	1,190,857
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/36	1,345,000	1,431,398
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/37	1,415,000	1,375,934
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/38	1,250,000	1,207,391
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.125%, 7/1/39	1,300,000	1,254,875
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.25%, 7/1/44	2,000,000	1,860,811
		41,020,974
Iowa — 0.4%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	6,750,000	7,883,994
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	1,275,000	1,472,115
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	1,275,000	1,466,744
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 3.58%, (SOFR plus 0.55%), 5/15/56	5,000,000	4,801,904
		15,624,757
Kansas — 0.2%
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/41 (AGM)	1,415,000	1,498,734

Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/42 (AGM)	1,485,000	1,565,504
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/43 (AGM)	1,180,000	1,239,539
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 2.875%, 4/1/30	130,000	128,479
Sedgwick County Unified School District No. 262 Valley Center GO, 4.50%, 9/1/43 (AGM)	875,000	904,005
Sedgwick County Unified School District No. 262 Valley Center GO, 4.50%, 9/1/44 (AGM)	525,000	540,293
		5,876,554
Kentucky — 1.8%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/29	265,000	278,187
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/32	900,000	935,781
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/33	580,000	574,940
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/34	500,000	492,498
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/35	465,000	454,376
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/36	380,000	368,960
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/38	745,000	714,679
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	395,000	400,172
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,682,032
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,351,967
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	14,791,508
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	12,000,000	13,058,955
Kentucky Public Energy Authority Rev., VRN, 5.00%, 1/1/55 (GA: BP Corp. North America, Inc.)	13,845,000	14,914,248
Kentucky Public Energy Authority Rev., VRN, 5.25%, 6/1/55 (GA: Morgan Stanley Finance)(5)	5,000,000	5,331,147
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/31 (BAM)	2,000,000	2,126,719
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/33 (BAM)	1,750,000	1,854,438
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,132,132
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,066,551
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,319,352
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,544,051
		68,392,693
Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Calcasieu Parish School Board), 5.00%, 12/1/39 (BAM)	500,000	549,388
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Calcasieu Parish School Board), 4.00%, 12/1/44 (BAM)	3,000,000	2,847,758
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/39 (BAM)	1,500,000	1,676,294
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/40 (BAM)	1,250,000	1,385,045
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/41 (BAM)	1,000,000	1,096,477
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,046,033
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	6,000,000	6,085,308
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation Obligated Group), 5.00%, 5/15/29	990,000	1,011,221
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation Obligated Group), 5.00%, 5/15/30	990,000	1,011,073
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/39	1,625,000	1,798,243
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/40	1,750,000	1,920,546
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	516,403
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	854,531
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	373,184
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,168,726
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,269,954
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,265,124
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 3.30%, 6/1/37	4,950,000	4,965,605
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37 (GA: Conocophillips)	12,600,000	12,734,641
		44,575,554

Maryland — 1.6%
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.25%, 6/1/26	800,000	802,350
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,507,771
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.875%, 6/1/42	1,375,000	1,399,387
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	626,918
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	3,480,000	3,518,833
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,639,547
Maryland Community Development Administration Rev., (Fairfield Marley Station LP), 4.35%, 2/1/44 (FNMA)	6,500,000	6,485,653
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland Baltimore County Proj), 4.00%, 7/1/25 (AGM)	330,000	331,050
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland Baltimore County Proj), 4.00%, 7/1/26 (AGM)	375,000	380,001
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland College Park), 5.00%, 6/1/35 (AGM)	1,230,000	1,248,161
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	520,972
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,075,001
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	465,000	476,779
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/28	565,000	583,991
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/30	1,015,000	1,059,135
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/32	1,785,000	1,873,696
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	1,200,000	1,263,452
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/35	1,075,000	1,120,207
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/36	1,080,000	1,122,284
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/37	1,120,000	1,163,094
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/38	450,000	467,344
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/39	435,000	448,739
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	200,809
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	177,968
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	123,441
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	133,558
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	179,533
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	256,146
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	306,899
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	331,913
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	4,005,000	3,765,543
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,623,282
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,480,735
Montgomery County GO, 4.00%, 8/1/42	5,000,000	5,077,377
State of Maryland GO, 4.00%, 3/15/30	10,000,000	10,211,370
		58,982,939
Massachusetts — 2.3%
Massachusetts GO, 5.00%, 10/1/34	10,000,000	11,595,404
Massachusetts GO, 5.00%, 1/1/35	10,000,000	10,725,512
Massachusetts GO, 5.00%, 10/1/37	10,000,000	11,250,627
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/39	5,130,000	5,898,449
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/34	375,000	426,911
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	750,000	851,320
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	1,000,000	1,135,094
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,000,000	1,131,893

Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,250,000	1,414,866
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/37	1,145,000	1,290,799
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,000,000	1,122,016
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,585,000	1,778,396
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/26	2,280,000	2,329,452
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/34	1,000,000	1,156,361
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/35	550,000	633,907
Massachusetts Development Finance Agency Rev., (Beth Israel Lahey Health Obligated Group), 5.00%, 7/1/34	3,250,000	3,697,329
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,425,000	2,559,137
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 5.00%, 7/1/44(2)	1,000,000	1,026,232
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,276,552
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,191,529
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(2)	2,000,000	2,006,790
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(1)(2)	125,000	125,967
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(1)(2)	160,000	164,757
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(1)(2)	160,000	168,186
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(1)(2)	170,000	182,051
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(1)(2)	300,000	326,759
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)(2)	245,000	271,126
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)(2)	275,000	304,325
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)(2)	300,000	331,991
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)(2)	315,000	348,590
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(1)(2)	325,000	359,656
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)(2)	350,000	387,322
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)(2)	400,000	442,654
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)(2)	465,000	514,585
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(2)	1,850,000	1,883,989
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/47(2)	1,000,000	1,003,814
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	4,500,000	4,942,330
		83,256,678
Michigan — 2.8%
Birmingham City School District GO, 5.00%, 5/1/29	1,550,000	1,677,287
Birmingham City School District GO, 5.00%, 5/1/30	1,875,000	2,060,877
Birmingham City School District GO, 5.00%, 5/1/31	2,250,000	2,504,486
Birmingham City School District GO, 5.00%, 5/1/32	1,900,000	2,137,708
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,588,920
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,685,875
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,851,857
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	1,991,265
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,848,362
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,467,261
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,586,088
Detroit GO, 5.00%, 4/1/32	1,275,000	1,386,255
Detroit GO, 5.00%, 4/1/34	1,000,000	1,076,214

Detroit GO, 5.00%, 4/1/37	1,750,000	1,806,366
Detroit GO, 5.00%, 4/1/38	2,650,000	2,813,904
Detroit GO, 4.00%, 4/1/41	1,100,000	1,062,394
Detroit GO, 4.00%, 4/1/42	525,000	493,500
Detroit GO, 6.00%, 5/1/43	250,000	280,272
Detroit GO, 5.00%, 4/1/46	1,745,000	1,791,707
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/38	1,300,000	1,443,163
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/39	500,000	550,654
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	1,360,000	1,492,335
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/41	1,500,000	1,626,964
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	2,265,000	2,441,145
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/28	1,200,000	1,283,377
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/29	1,700,000	1,843,632
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/26	3,500,000	3,611,798
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/29	4,000,000	4,365,716
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	1,124,666
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM), (Q-SBLF)	1,000,000	1,003,376
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM), (Q-SBLF)	1,480,000	1,513,279
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM), (Q-SBLF)	1,630,000	1,666,088
Livonia Public Schools GO, 5.00%, 5/1/33 (AGM)	400,000	454,302
Livonia Public Schools GO, 5.00%, 5/1/35 (AGM)	505,000	569,708
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/25	5,090,000	5,101,893
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/26	5,000,000	5,115,917
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/27	3,370,000	3,523,618
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/28	2,000,000	2,130,380
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	3,950,000	3,888,742
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 11/1/46	5,000,000	4,707,487
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 4.00%, 6/1/34	2,000,000	2,012,157
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 4.00%, 6/1/36	1,200,000	1,200,389
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,096,450
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,034,866
State of Michigan Trunk Line Rev., 5.00%, 11/15/32	1,500,000	1,733,697
State of Michigan Trunk Line Rev., 5.00%, 11/15/33	1,500,000	1,755,016
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,001,178
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	650,744
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,176,297
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,151,185
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/37 (AGM)	1,750,000	1,986,941
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/38 (AGM)	600,000	690,267
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/39 (AGM)	1,250,000	1,428,863
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,518,142
		103,005,030
Minnesota — 0.4%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,047,856
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,036,419
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	402,956
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	384,642
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	369,636
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,022,254
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/41	1,500,000	1,648,096

St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/42	2,000,000	2,181,040
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/43	600,000	649,316
State of Minnesota GO, 4.00%, 8/1/44	5,000,000	5,013,489
		13,755,704
Mississippi — 0.3%
Hinds County COP, 4.625%, 9/1/54 (BAM)(2)	3,840,000	3,810,804
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,319,957
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	4,700,000	4,786,226
		12,916,987
Missouri — 1.2%
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/26	805,000	821,080
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/27	1,100,000	1,144,585
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/30	1,355,000	1,403,356
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/31	1,255,000	1,298,845
Curators of the University of Missouri Rev., 5.00%, 11/1/34	4,250,000	4,996,806
Eureka COP, 5.00%, 4/1/34 (BAM)	1,000,000	1,106,930
Eureka COP, 5.00%, 4/1/35 (BAM)	1,000,000	1,106,658
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 4.00%, 5/1/51	6,000,000	6,074,554
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.00%, 2/1/26	480,000	487,144
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/44	700,000	743,910
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	1,051,240
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.00%, 6/1/29	4,500,000	4,828,044
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/40	1,100,000	1,253,512
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/41	2,100,000	2,372,580
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/26	1,000,000	1,026,947
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/28	2,000,000	2,121,721
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/40	825,000	958,756
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	550,565
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	265,816
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	530,930
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	555,970
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	501,531
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	3,500,000	3,565,926
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	506,998
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	988,387
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	649,604
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,048,794
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	994,582
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,105,000	1,057,262
		46,013,033
Nebraska — 2.0%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	4,390,000	4,639,589
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	10,000,000	10,021,698
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	14,000,000	14,759,664
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	35,150,000	36,924,607
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,115,642
Nebraska Public Power District Rev., 5.00%, 7/1/28	2,750,000	2,926,470
Omaha Public Power District Rev., 5.00%, 2/1/40	1,885,000	2,106,327
		75,493,997

Nevada — 1.3%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	772,592
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	755,548
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	784,619
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(1)	1,270,000	1,340,192
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(1)	1,840,000	1,956,148
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/31 (BAM)	1,245,000	1,373,484
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/33 (BAM)	1,000,000	1,118,118
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/35 (BAM)	1,000,000	1,144,190
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/37 (BAM)	1,000,000	1,133,864
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/38 (BAM)	1,000,000	1,129,751
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/34	650,000	739,656
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/35	700,000	790,734
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/36	1,000,000	1,125,049
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/37	795,000	894,079
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/38	800,000	894,996
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	435,000	397,744
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	970,000	845,464
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	935,000	771,119
Las Vegas Special Improvement District No. 613 Special Assessment, 5.00%, 12/1/39	375,000	385,362
Las Vegas Special Improvement District No. 613 Special Assessment, 5.25%, 12/1/47	925,000	934,308
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	465,000	444,903
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	505,000	451,880
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	955,000	958,973
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	645,000	507,414
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,370,000	2,517,113
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,415,000	1,009,945
Las Vegas Special Improvement District No. 817 Special Assessment, 5.50%, 6/1/38	375,000	397,179
Las Vegas Special Improvement District No. 817 Special Assessment, 5.75%, 6/1/43	500,000	522,125
Reno Rev., (County of Washoe NV Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,587,407
Reno Rev., (County of Washoe NV Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,070,878
Reno Rev., (County of Washoe NV Sales Tax Rev.), 5.00%, 6/1/36	1,000,000	1,056,483
Reno Rev., (County of Washoe NV Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	990,747
State of Nevada GO, 5.00%, 5/1/37	6,960,000	7,950,405
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/27	1,560,000	1,565,280
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/32	3,035,000	3,194,893
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	3,000,000	3,048,044
		46,560,686
New Hampshire — 0.6%
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/37 (BAM)	860,000	950,083
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/38 (BAM)	665,000	730,516
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/39 (BAM)	790,000	872,014
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/41 (BAM)	1,325,000	1,449,775
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/42 (BAM)	1,070,000	1,167,426
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 4.125%, 12/1/43 (BAM)	1,500,000	1,492,731
New Hampshire Business Finance Authority Rev., SEQ, 4.125%, 1/20/34	13,539,983	13,637,907

New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	1,145,000	1,152,164
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/40	2,000,000	2,012,513
		23,465,129
New Jersey — 3.8%
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,009,506
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,024,596
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,148,601
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/27 (BAM)	3,000,000	3,121,105
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/28 (BAM)	6,000,000	6,242,962
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/33	1,000,000	1,017,451
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/25	5,000,000	5,004,203
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.50%, 6/15/27	5,000,000	5,207,723
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	5,810,000	6,185,446
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/30	5,150,000	5,543,404
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/31	4,790,000	5,235,894
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	2,500,000	2,774,531
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	9,375,000	10,745,535
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(1)	1,500,000	1,544,334
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(1)	1,500,000	1,544,334
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,053,091
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,046,067
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/28, Prerefunded at 100% of Par(1)	3,500,000	3,802,505
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/29	2,770,000	2,984,263
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/31	6,000,000	6,549,077
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	4,000,000	4,248,941
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/35	17,500,000	18,559,679
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/37	1,000,000	1,114,194
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	1,855,000	1,858,305
New Jersey Turnpike Authority Rev., 5.00%, 1/1/44	1,000,000	1,092,192
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,045,583
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,395,558
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,694,427
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/27	1,025,000	1,057,901
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/28	5,775,000	6,033,144
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	3,000,000	3,131,291
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	4,650,000	4,840,178
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,500,000	5,702,762
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/34	1,750,000	1,811,269
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/35	4,000,000	4,132,640
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/36	5,250,000	5,415,524
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/37	1,000,000	1,029,777
		139,947,993
New Mexico — 0.1%
Aspire Public Improvement District Special Tax, 4.45%, 10/1/33	375,000	375,778
Aspire Public Improvement District Special Tax, 5.05%, 10/1/44	415,000	408,785
New Mexico Finance Authority Rev., 5.00%, 6/1/28	400,000	401,993
New Mexico Finance Authority Rev., 5.00%, 6/1/33	800,000	803,487
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	1,000,000	1,008,333
		2,998,376
New York — 10.0%
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,903,299

Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/36	5,855,000	6,000,239
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	10,000,000	10,008,277
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/43	10,000,000	10,860,923
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,884,411
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	923,520
Long Island Power Authority Rev., 5.00%, 9/1/33	4,000,000	4,658,841
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	4,500,000	4,422,526
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,222,118
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	9,816,754
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	8,195,000	7,614,349
Metropolitan Transportation Authority Rev., 4.00%, 11/15/49	5,000,000	4,634,575
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,084,775
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,345,099
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/38	770,000	858,723
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/39	1,100,000	1,218,178
New York City GO, 5.00%, 8/1/33	500,000	537,326
New York City GO, 5.00%, 8/1/33	1,000,000	1,074,652
New York City GO, 5.00%, 8/1/33	1,000,000	1,153,001
New York City GO, 5.00%, 8/1/34	1,000,000	1,146,214
New York City GO, 5.00%, 8/1/35	5,900,000	6,734,828
New York City GO, 5.00%, 8/1/37	5,520,000	6,241,229
New York City GO, 5.25%, 10/1/39	2,000,000	2,259,423
New York City GO, 5.25%, 10/1/40	3,000,000	3,382,187
New York City GO, 4.00%, 9/1/46	4,960,000	4,856,295
New York City GO, 4.00%, 3/1/47	5,000,000	4,868,925
New York City GO, 4.00%, 3/1/50	3,030,000	2,902,824
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	1,000,000	1,039,738
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/34	3,000,000	3,478,872
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	9,943,381
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,559,678
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,822,624
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	6,895,000	6,849,137
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	7,750,000	7,642,285
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/47	3,500,000	3,732,232
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 11/1/29	6,155,000	6,759,064
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/36	1,740,000	1,976,221
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/41	2,000,000	2,235,731
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	10,085,323
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,708,032
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35	7,485,000	8,576,397
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/36	350,000	391,996
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/37	7,500,000	7,709,667
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/37	3,750,000	4,257,584
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/39	6,640,000	7,491,049
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	10,000,000	11,248,585
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,845,361
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	9,795,000	11,388,348
New York Power Authority Rev., 5.00%, 11/15/41	1,200,000	1,379,092
New York Power Authority Rev., 5.00%, 11/15/43	1,250,000	1,406,655
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/36 (AGM)	1,000,000	1,171,606
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/37 (AGM)	400,000	465,723
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/38 (AGM)	475,000	549,871

New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/40 (AGM)	700,000	816,472
New York State Dormitory Authority Rev., 5.00%, 10/1/27 (BAM)	3,600,000	3,818,998
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,105,000	3,360,262
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,807,701
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	5,000,000	5,713,199
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/33	5,000,000	5,779,169
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/38	13,490,000	14,002,187
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	2,135,000	2,176,079
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/46	5,040,000	4,901,050
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.25%, 6/15/44	500,000	562,636
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.25%, 6/15/45	1,000,000	1,119,602
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax Rev.), VRN, 3.30%, 12/15/54	3,270,000	3,272,244
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax Rev.), VRN, 3.35%, 12/15/54	1,365,000	1,368,716
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,066,889
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/30	5,135,000	5,627,761
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/37	1,280,000	1,376,226
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	6,500,000	6,516,855
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	3,850,000	3,804,539
State of New York GO, 5.00%, 3/15/40	1,675,000	1,896,616
State of New York GO, 5.00%, 3/15/41	1,750,000	1,967,362
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	730,766
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,001,053
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,010,510
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	455,000	459,447
Town of Oyster Bay GO, 5.00%, 8/1/26 (AGM)	950,000	982,535
Town of Oyster Bay GO, 5.00%, 8/1/27 (AGM)	1,000,000	1,055,656
Town of Oyster Bay GO, 5.00%, 8/1/28 (AGM)	1,250,000	1,345,927
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	703,023
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	622,439
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	750,000	843,468
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,666,398
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,422,749
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/42	3,520,000	3,849,730
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	1,250,000	1,363,990
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	2,300,000	2,494,010
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	2,875,000	3,094,521
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	6,125,000	6,660,420
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	6,140,000	6,237,105
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/35	3,750,000	4,129,371
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/32 (AGM)	2,000,000	2,254,950
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/33 (AGM)	2,000,000	2,276,480
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/34 (AGM)	1,500,000	1,707,712
		371,194,586
North Carolina — 1.6%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,264,059
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,436,714
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/28	1,000,000	1,059,255
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/29	1,500,000	1,614,883
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/30	1,340,000	1,446,478
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRN, 3.25%, 1/15/50	3,500,000	3,499,132
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.625%, 1/15/48	1,000,000	1,007,936
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,238,655
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,829,086

North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	1,067,689
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	1,005,557
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.25%, 9/1/28	1,090,000	1,091,178
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,030,887
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	582,179
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,816,082
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,034,310
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,113,938
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,153,274
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,268,130
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group NC), 4.00%, 10/1/45	1,000,000	925,199
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 3.75%, 10/1/28	525,000	525,719
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,096,179
North Carolina Turnpike Authority Rev., 5.00%, 1/1/33 (AGM)	2,570,000	2,736,447
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	16,117,112
State of North Carolina Rev., (State of North Carolina Highway Trust Fund), 5.00%, 5/1/27	3,250,000	3,413,669
		57,373,747
Ohio — 2.0%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/34	3,145,000	3,322,743
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/36	4,955,000	5,210,967
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	5,375,000	5,309,392
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	5,000,000	4,893,355
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	4,605,000	4,854,056
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,001,358
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	620,000	634,034
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,673,780
Columbus GO, 5.00%, 4/1/34	2,625,000	2,983,576
Columbus GO, 5.00%, 4/1/35	2,000,000	2,266,041
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,026,444
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,646,510
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,800,233
Hamilton Sewer System Rev., 5.00%, 12/1/25	2,250,000	2,288,971
Hamilton Sewer System Rev., 5.00%, 12/1/26	2,000,000	2,081,904
Hamilton Sewer System Rev., 5.00%, 12/1/27	1,125,000	1,195,736
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/41	500,000	544,528
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/42	1,000,000	1,082,127
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/43	1,000,000	1,075,278
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/32	350,000	400,740
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/32	400,000	460,765
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/33	700,000	803,110
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/34	650,000	743,319
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/35	1,100,000	1,253,810
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/36	750,000	850,501
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/38	1,450,000	1,630,938
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/33	4,000,000	4,631,310
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	2,905,000	3,288,016
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	3,040,000	3,370,309
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/33	700,000	777,561

State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/34	1,000,000	1,104,793
Toledo GO, 5.00%, 12/1/37 (BAM)	395,000	446,459
Toledo GO, 5.00%, 12/1/38 (BAM)	350,000	395,612
Toledo GO, 5.00%, 12/1/39 (BAM)	440,000	491,634
Worthington City School District GO, 5.00%, 12/1/41	1,400,000	1,538,089
Worthington City School District GO, 5.00%, 12/1/42	1,800,000	1,967,042
		74,045,041
Oklahoma — 0.3%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,006,332
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,006,892
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/41(5)	1,210,000	1,332,332
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/42(5)	1,380,000	1,501,832
Oklahoma Water Resources Board Rev., 4.00%, 10/1/48	5,385,000	5,344,568
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	982,872
		11,174,828
Oregon — 0.8%
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/32	500,000	510,356
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/37	500,000	507,448
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	3,900,000	3,904,131
Clackamas County School District No. 12 North Clackamas GO, Capital Appreciation, 0.00%, 6/15/35 (SCH BD GTY)(6)	10,000,000	6,468,076
Forest Grove Rev., (Pacific University), 5.00%, 3/1/25	200,000	200,000
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,346,767
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	204,509
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	270,790
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	239,816
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	203,851
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/32 (SCH BD GTY)(5)(6)	1,000,000	789,244
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/33 (SCH BD GTY)(5)(6)	1,000,000	759,030
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/34 (SCH BD GTY)(5)(6)	1,000,000	729,935
State of Oregon Department of Transportation Rev., 5.00%, 11/15/30	1,250,000	1,400,362
State of Oregon Department of Transportation Rev., 5.00%, 11/15/33	630,000	720,772
State of Oregon Department of Transportation Rev., 5.00%, 11/15/35	3,710,000	4,249,717
State of Oregon Department of Transportation Rev., 5.00%, 11/15/36	2,900,000	3,311,528
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(2)	500,000	541,229
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(2)	500,000	539,875
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(2)	500,000	538,660
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(2)	800,000	850,644
		29,286,740
Pennsylvania — 4.5%
Adams County General Authority Rev., (Brethren Home Community Obligated Group), 3.60%, 6/1/29	1,045,000	1,038,653
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,240,391
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,015,758
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	604,530
Allegheny County Industrial Development Authority Rev., (United States Steel Corp.), 5.125%, 5/1/30	4,000,000	4,217,008
Bucks County Water & Sewer Authority Rev., 4.00%, 12/1/42 (AGM)	2,750,000	2,745,751
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,653,405
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	4,000,000	4,237,749
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	6,325,000	6,689,635
Commonwealth Financing Authority Rev., 4.00%, 6/1/39 (AGM)	4,000,000	4,012,346
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,060,404
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,115,694
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,170,093
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,224,577
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,284,123

Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,051,800
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	5,450,000	5,570,458
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,324,483
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,018,251
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	947,920
Luzerne County Industrial Development Authority Rev., (County of Luzerne PA), 5.00%, 12/15/27 (AGM)	1,000,000	1,013,945
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	575,010
Pennsylvania COP, 5.00%, 7/1/29	600,000	634,671
Pennsylvania COP, 5.00%, 7/1/30	750,000	792,111
Pennsylvania COP, 5.00%, 7/1/31	850,000	896,112
Pennsylvania COP, 5.00%, 7/1/35	450,000	471,209
Pennsylvania GO, 5.00%, 8/15/25	12,000,000	12,123,457
Pennsylvania GO, 4.00%, 2/1/32	6,200,000	6,253,316
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	3,964,648
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	7,210,000	8,240,560
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/34	2,000,000	2,291,309
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/36	500,000	567,370
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/37	525,000	589,951
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39	1,000,000	1,113,687
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,033,223
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/27 (AGM)	1,000,000	1,049,354
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/29 (AGM)	1,465,000	1,535,821
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/30 (AGM)	2,960,000	3,104,776
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/31 (AGM)	1,610,000	1,686,883
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/32 (AGM)	1,800,000	1,883,061
Philadelphia Energy Authority Rev., (City of Philadelphia PA), 5.00%, 11/1/34	1,000,000	1,141,875
Philadelphia Energy Authority Rev., (City of Philadelphia PA), 5.00%, 11/1/35	1,000,000	1,137,669
Philadelphia Municipal Authority Rev., (City of Philadelphia PA), 5.00%, 4/1/26	1,750,000	1,788,791
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/41 (AGC)	2,000,000	2,230,971
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/42 (AGC)	1,000,000	1,106,615
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/43 (AGC)	1,325,000	1,454,901
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,280,000	1,475,156
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,500,000	1,714,329
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,241,932
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	1,784,327
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,606,643
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,717,091
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,050,384
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	1,884,245
Reading School District GO, 5.00%, 3/1/28 (AGM), (ST AID WITHHLDG)	1,025,000	1,067,751
Reading School District GO, 5.00%, 3/1/35 (AGM), (ST AID WITHHLDG)	2,000,000	2,067,352
Reading School District GO, 5.00%, 3/1/37 (AGM), (ST AID WITHHLDG)	1,500,000	1,543,629
Reading School District GO, 5.00%, 3/1/38 (AGM), (ST AID WITHHLDG)	1,500,000	1,539,011
School District of Philadelphia GO, 5.00%, 9/1/26 (ST AID WITHHLDG)	2,200,000	2,270,025
School District of Philadelphia GO, 5.00%, 9/1/27 (ST AID WITHHLDG)	500,000	523,563
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	475,000	505,227
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	5,000,000	5,134,730
School District of Philadelphia GO, 5.00%, 9/1/29 (ST AID WITHHLDG)	1,225,000	1,304,062
School District of Philadelphia GO, 5.00%, 9/1/30 (ST AID WITHHLDG)	3,000,000	3,201,311
School District of Philadelphia GO, 5.00%, 9/1/33 (ST AID WITHHLDG)	1,625,000	1,723,850
Scranton GO, 5.00%, 11/15/28 (AGM)	1,545,000	1,636,568
Scranton GO, 5.00%, 11/15/29 (AGM)	1,875,000	2,009,023

Scranton GO, 5.00%, 11/15/30 (AGM)	920,000	996,260
Scranton GO, 5.00%, 11/15/31 (AGM)	1,675,000	1,830,837
Scranton GO, 5.00%, 11/15/32 (AGM)	1,520,000	1,654,148
Scranton School District GO, 5.00%, 12/1/32 (BAM), (ST AID WITHHLDG)	1,000,000	1,049,556
Scranton School District GO, 5.00%, 12/1/34 (BAM), (ST AID WITHHLDG)	1,650,000	1,725,739
Scranton School District GO, 5.00%, 12/1/35 (BAM), (ST AID WITHHLDG)	750,000	783,230
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,714,104
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25 (ST AID WITHHLDG)	4,000,000	4,018,724
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	4,500,000	5,258,424
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	349,852
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	470,470
		164,755,878
Puerto Rico — 0.1%
Puerto Rico GO, VRN, 0.00%, 11/1/51	3,116,065	1,694,361
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(6)	15,000,000	3,729,159
		5,423,520
Rhode Island — 0.4%
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/27 (AGM)	1,635,000	1,714,380
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/29 (AGM)	1,810,000	1,892,455
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/32 (AGM)	2,000,000	2,077,168
Providence Public Building Authority Rev., (City of Providence RI), 4.00%, 9/15/33 (AGM)	5,620,000	5,728,026
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/40 (AGC)	1,100,000	1,238,052
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/41 (AGC)	1,000,000	1,115,903
		13,765,984
South Carolina — 1.3%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.00%, 11/1/30	330,000	323,332
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	1,000,000	936,309
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,181,643
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,120,028
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,557,273
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	1,560,000	1,720,865
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,095,999
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/42	500,000	501,074
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/43	515,000	510,524
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/44	500,000	490,895
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/45	750,000	735,101
Greenville County School District Rev., 5.00%, 12/1/25	2,500,000	2,542,185
Greenville County School District Rev., 5.00%, 12/1/26	5,000,000	5,199,539
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,120,442
Myrtle Beach Tax Allocation, (City of Myrtle Beach SC Myrtle Beach Air Force Redevelopment Project Area), 5.00%, 10/1/26	450,000	462,794
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	8,250,000	8,852,727
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.00%, 11/1/26(2)	320,000	309,618
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.625%, 11/1/31(2)	1,000,000	888,565
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(2)	1,000,000	827,642
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.25%, 11/15/39	820,000	870,250
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/26, Prerefunded at 100% of Par(1)	3,750,000	3,782,374
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.00%, 11/1/34	6,930,000	7,944,476
		46,973,655
Tennessee — 1.2%
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/39	550,000	647,682
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/40	825,000	969,640

Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/41	1,000,000	1,164,076
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/42	700,000	808,921
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/43	550,000	631,464
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/44	775,000	885,047
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/45	725,000	825,546
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	1,530,000	1,691,745
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	1,820,000	1,919,176
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/33 (BAM)	650,000	723,334
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/34 (BAM)	550,000	610,212
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/35 (BAM)	600,000	663,430
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/36 (BAM)	875,000	964,329
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/28	2,250,000	2,401,813
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/38 (AGM)	1,310,000	1,474,052
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/39 (AGM)	4,505,000	5,045,089
Metropolitan Government of Nashville & Davidson County GO, 4.00%, 1/1/43	5,000,000	4,976,475
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	416,005
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	377,306
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	477,865
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	477,820
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/37	280,000	311,320
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/38	230,000	254,956
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/39	350,000	384,968
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/40	350,000	383,345
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/41	500,000	542,105
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/42	500,000	538,949
Metropolitan Nashville Airport Authority Rev., 5.25%, 7/1/47	500,000	537,245
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.00%, 6/1/44(2)	4,335,000	4,390,339
Shelby County Health Educational & Housing Facilities Board Rev., (Baptist Memorial Health Care Obligated Group), VRN, 5.00%, 9/1/49	4,290,000	4,551,602
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	3,750,000	3,969,523
		44,015,379
Texas — 13.6%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,510,497
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,055,505
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,159,904
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,051,435
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,048,709
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/31 (PSF-GTD)	2,175,000	2,387,074
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/32 (PSF-GTD)	4,300,000	4,764,393
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/34 (PSF-GTD)	1,300,000	1,429,459
Arlington Higher Education Finance Corp. Rev., (Trinity Basin Preparatory, Inc.), 4.125%, 8/15/42 (PSF-GTD)	2,915,000	2,910,197
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,332,845
Austin Electric Utility Rev., 5.00%, 11/15/36	7,155,000	8,149,639
Austin Electric Utility Rev., 5.00%, 11/15/37	3,000,000	3,404,909
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	4,849,675
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	1,375,000	1,391,198
Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,222,525
Belton Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,013,553
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,120,401
Birdville Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,000,000	1,132,582

Central Texas Regional Mobility Authority Rev., 5.00%, 7/1/25, Prerefunded at 100% of Par(1)	2,000,000	2,014,869
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	9,345,000	10,009,126
Chambers County Justice Center Public Facilities Corp. Rev., (County of Chambers TX), 5.00%, 6/1/38	1,000,000	1,104,669
Clear Creek Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	3,500,000	3,983,839
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,127,922
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	512,330
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/31 (PSF-GTD)	3,290,000	3,657,095
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/32 (PSF-GTD)	1,800,000	2,022,408
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/33 (PSF-GTD)	1,600,000	1,783,924
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.25%, 8/15/28	1,000,000	1,005,997
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/32 (PSF-GTD)	1,655,000	1,845,519
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/33 (PSF-GTD)	2,750,000	3,097,576
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,118,325
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/26 (PSF-GTD)	500,000	511,459
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/28 (PSF-GTD)	910,000	962,051
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/30 (PSF-GTD)	800,000	868,422
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/31 (PSF-GTD)	565,000	620,662
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/33 (PSF-GTD)	460,000	504,249
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/34 (PSF-GTD)	1,320,000	1,441,535
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/35 (PSF-GTD)	385,000	419,292
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/36 (PSF-GTD)	560,000	609,182
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/38 (PSF-GTD)	265,000	286,253
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 4.00%, 4/1/43 (PSF-GTD)	1,650,000	1,622,426
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,134,318
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	2,710,000	3,059,021
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	3,910,000	4,413,569
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/38 (PSF-GTD)	1,000,000	1,122,979
Cypress-Fairbanks Independent School District GO, 4.00%, 2/15/44 (PSF-GTD)	3,500,000	3,479,393
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/35	4,000,000	4,480,025
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/36	6,965,000	7,776,768
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/37	1,000,000	1,129,776
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	1,000,000	1,125,964
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	4,000,000	4,438,432
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	1,500,000	1,669,223
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/41	1,250,000	1,383,315
Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)	2,250,000	2,322,297
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)	2,105,000	2,162,273
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)	2,500,000	2,552,780
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)	4,860,000	4,928,659
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	200,165
Denton Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,250,000	1,433,758
Denton Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,141,207
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,360,000	3,440,645
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,339,401
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,276,316
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/40 (BAM)(6)	2,840,000	1,472,084
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/41 (BAM)(6)	3,000,000	1,463,339
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/42 (BAM)(6)	7,400,000	3,410,957
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	5,600,000	5,715,771
Fort Bend Toll Road Rev., 5.00%, 3/1/34 (AGM)	750,000	857,480
Fort Bend Toll Road Rev., 5.00%, 3/1/35 (AGM)	700,000	795,599
Fort Bend Toll Road Rev., 5.00%, 3/1/36 (AGM)	800,000	906,084
Fort Bend Toll Road Rev., 5.00%, 3/1/37 (AGM)	500,000	564,296
Fort Bend Toll Road Rev., 5.00%, 3/1/38 (AGM)	500,000	562,221
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,539,132

Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,554,168
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,524,026
Fourth Ward Redevelopment Authority Tax Allocation, 4.00%, 9/1/38 (AGC)	255,000	259,200
Fourth Ward Redevelopment Authority Tax Allocation, 4.00%, 9/1/39 (AGC)	330,000	333,320
Fourth Ward Redevelopment Authority Tax Allocation, 4.25%, 9/1/41 (AGC)	800,000	812,134
Fourth Ward Redevelopment Authority Tax Allocation, 4.25%, 9/1/43 (AGC)	1,000,000	1,002,150
Frisco Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,500,000	1,706,008
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	8,365,000	8,476,631
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,738,134
Galveston Independent School District GO, 4.00%, 2/1/42 (PSF-GTD)	5,750,000	5,750,136
Galveston Wharves & Terminal Rev., 5.00%, 8/1/33	1,175,000	1,318,461
Galveston Wharves & Terminal Rev., 5.00%, 8/1/34	2,215,000	2,474,314
Galveston Wharves & Terminal Rev., 5.00%, 8/1/35	2,590,000	2,877,368
Galveston Wharves & Terminal Rev., 5.25%, 8/1/40	975,000	1,080,877
Galveston Wharves & Terminal Rev., 5.25%, 8/1/42	1,250,000	1,363,188
Galveston Wharves & Terminal Rev., 5.25%, 8/1/44	1,175,000	1,268,843
Garland Electric Utility System Rev., 5.00%, 3/1/32 (AGM)	800,000	898,510
Garland Electric Utility System Rev., 5.00%, 3/1/34 (AGM)	600,000	680,216
Garland Electric Utility System Rev., 5.00%, 3/1/35 (AGM)	960,000	1,077,263
Garland Electric Utility System Rev., 5.00%, 3/1/37 (AGM)	830,000	925,498
Garland Electric Utility System Rev., 5.00%, 3/1/39 (AGM)	525,000	579,209
Georgetown Utility System Rev., 5.00%, 8/15/33 (BAM)	1,025,000	1,156,561
Georgetown Utility System Rev., 5.00%, 8/15/34 (BAM)	2,130,000	2,390,802
Georgetown Utility System Rev., 5.00%, 8/15/35 (BAM)	700,000	782,399
Georgetown Utility System Rev., 5.00%, 8/15/36 (BAM)	560,000	623,653
Gregory-Portland Independent School District GO, 5.00%, 2/15/31 (PSF-GTD)	6,250,000	7,006,846
Gregory-Portland Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	6,240,000	7,071,512
Harris County Rev., (County of Harris TX Toll Road Rev.), 5.00%, 8/15/27	1,500,000	1,514,571
Harris County Rev., (County of Harris TX Toll Road Rev.), 5.00%, 8/15/28	1,000,000	1,009,399
Harris County Rev., (County of Harris TX Toll Road Rev.), 5.00%, 8/15/29	1,000,000	1,009,129
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine), 5.00%, 5/15/29	4,000,000	4,317,955
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/27	430,000	436,942
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,748,958
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,000,000	1,015,217
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/54	2,250,000	2,416,689
Harris Toll Road Rev., 5.00%, 8/15/33	4,000,000	4,604,324
Harris Toll Road Rev., 5.00%, 8/15/34	2,670,000	3,059,428
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/30 (AGC)	515,000	558,541
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/32 (AGC)	285,000	316,237
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/35 (AGC)	1,000,000	1,119,729
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/37 (AGC)	1,200,000	1,333,719
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/39 (AGC)	1,250,000	1,382,017
Hays Consolidated Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,200,000	1,359,906
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,000,000	1,031,800
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,283,796
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	2,042,041
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,209,263
Houston GO, 5.25%, 3/1/39	2,000,000	2,284,518

Houston GO, 5.25%, 3/1/40	1,145,000	1,296,438
Houston GO, 5.25%, 3/1/42	2,750,000	3,065,414
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	452,567
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	1,032,964
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,053,297
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	711,119
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,341,647
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	3,035,661
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,250,928
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	252,255
Irving Independent School District GO, 5.00%, 2/15/33 (PSF-GTD)	1,500,000	1,705,969
Jacksboro Independent School District GO, VRN, 4.00%, 2/15/48 (PSF-GTD)	3,160,000	3,259,243
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	611,645
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,000,000	1,014,490
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,008,768
Katy Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	1,000,358
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	6,120,000	6,267,977
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	5,700,000	5,737,898
Midland Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,000,000	4,089,128
Midland Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	5,000,000	5,072,813
New Caney Independent School District GO, 5.00%, 2/15/33 (PSF-GTD)	1,350,000	1,548,445
New Caney Independent School District GO, 5.00%, 2/15/34 (PSF-GTD)	1,425,000	1,645,928
New Caney Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	600,000	690,423
New Caney Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,142,523
New Caney Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	500,000	568,332
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	728,194
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	478,558
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	515,097
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,042,118
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,042,118
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,042,118
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,670,000	1,740,337
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,647,292
North Texas Tollway Authority Rev., 5.00%, 1/1/41	2,145,000	2,372,374
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	7,825,000	8,149,434
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/38 (AGC)(6)	14,000,000	8,610,556
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	6,965,000	6,945,538
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,546,068
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	2,051,909
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax Rev.), 5.25%, 8/15/39 (BAM)	1,000,000	1,125,661
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax Rev.), 5.25%, 8/15/42 (BAM)	1,000,000	1,094,675
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	1,450,000	1,485,000
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,525,866
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	800,000	809,510
Pasadena Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	1,000,413
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	4,695,000	4,742,322
Richardson Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	1,000,000	1,021,605
Richardson Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	750,000	783,928
Richardson Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	500,000	533,359
Richardson Independent School District GO, 5.00%, 2/15/29 (PSF-GTD)	650,000	705,780

Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,247,446
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,354,453
Round Rock Independent School District GO, VRN, 5.00%, 8/1/44 (PSF-GTD)	3,150,000	3,458,120
San Antonio GO, 4.00%, 2/1/39	2,000,000	2,039,932
San Antonio GO, 4.00%, 2/1/40	2,000,000	2,026,363
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,510,936
San Antonio GO, 4.00%, 2/1/42	2,220,000	2,222,854
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/32	1,000,000	1,130,692
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/33	1,500,000	1,715,231
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/44	1,000,000	1,105,755
Southeast Regional Management District GO, 4.00%, 4/1/38 (AGC)	500,000	504,854
Southeast Regional Management District GO, 4.00%, 4/1/39 (AGC)	540,000	543,966
Southeast Regional Management District GO, 4.00%, 4/1/41 (AGC)	1,000,000	993,205
Southeast Regional Management District GO, 4.00%, 4/1/43 (AGC)	825,000	800,464
State of Texas GO, 5.00%, 10/1/29	10,000,000	10,118,819
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	4,840,000	4,934,451
Tarrant County Hospital District GO, 4.00%, 8/15/43	2,500,000	2,480,680
Texas A&M University Rev., 5.25%, 5/15/36	2,260,000	2,567,391
Texas A&M University Rev., 5.25%, 5/15/37	1,750,000	1,978,530
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co., Inc.)	1,795,000	1,858,372
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/28 (GA: Macquarie Group Ltd.)	1,610,000	1,685,040
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	12,300,000	13,295,289
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,601,890
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/36	3,100,000	3,125,345
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	2,250,000	2,259,745
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,200,000	1,203,105
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.00%, 12/31/35	4,120,000	4,366,342
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,513,506
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	7,000,000	7,502,335
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/34	6,000,000	6,920,437
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/35	4,820,000	5,532,344
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/41	1,300,000	1,317,832
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/42	15,000,000	15,537,124
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,495,443
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,352,820
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/35	1,025,000	1,152,041
Upper Trinity Regional Water District Rev., 5.00%, 8/1/40 (BAM)	1,000,000	1,125,917
Upper Trinity Regional Water District Rev., 5.00%, 8/1/41 (BAM)	1,030,000	1,147,023
Upper Trinity Regional Water District Rev., 5.00%, 8/1/42 (BAM)	850,000	936,940
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/33	720,000	727,976
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,255,000	1,260,207
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,570,000	1,585,231
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/35	3,950,000	3,965,642
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/36	4,100,000	4,114,483
Viridian Municipal Management District GO, 4.00%, 12/1/31 (BAM)	500,000	515,259
Viridian Municipal Management District GO, 4.00%, 12/1/32 (BAM)	620,000	636,503
Viridian Municipal Management District GO, 4.00%, 12/1/34 (BAM)	585,000	596,284
Viridian Municipal Management District GO, 4.00%, 12/1/36 (BAM)	1,150,000	1,166,365
Viridian Municipal Management District GO, 4.00%, 12/1/37 (BAM)	1,150,000	1,163,429
		501,136,954
Utah — 0.4%
Intermountain Power Agency Rev., 5.00%, 7/1/26	3,000,000	3,061,048
Intermountain Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,089,171
Intermountain Power Agency Rev., 5.00%, 7/1/36	2,000,000	2,211,151

Southern Utah Valley Power Systems Rev., 5.00%, 7/15/29 (BAM)	600,000	647,092
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/31 (BAM)	600,000	664,091
Utah Housing Corp. Rev., (Promontory Place LLC), 4.69%, 2/1/45 (FNMA)	4,430,000	4,492,269
Utah Transit Authority Rev., 5.00%, 6/15/30	1,000,000	1,112,960
Utah Transit Authority Rev., 5.00%, 6/15/31	750,000	847,573
Utah Transit Authority Rev., 5.00%, 6/15/32	1,000,000	1,143,388
		16,268,743
Vermont — 0.1%
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	750,685
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,078,805
		4,829,490
Virginia — 1.1%
Arlington County Industrial Development Authority Rev., (Virginia Hospital Center Arlington Health System Obligated Group), VRN, 5.00%, 7/1/53	4,000,000	4,335,089
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	1,670,000	1,752,973
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	6,800,000	7,705,529
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,669,767
Lexington Industrial Development Authority Rev., (Lexington Retirement Community Obligated Group), 4.00%, 1/1/31	675,000	678,189
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	3,775,000	3,698,125
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(2)	600,000	605,122
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	1,500,000	1,515,263
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	716,042
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	5,960,000	6,126,291
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/28	2,500,000	2,664,729
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,003,041
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,242,463
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	3,893,539
		40,606,162
Washington — 2.8%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,000,000	1,142,597
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	13,000,000	14,816,730
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	2,500,000	2,754,718
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	5,795,000	6,538,697
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	7,000,000	7,535,906
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/33	1,175,000	1,343,281
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/34	1,325,000	1,511,862
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/35	1,000,000	1,135,320
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/36	1,750,000	1,976,372
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/40	2,000,000	2,253,309
Kitsap County Public Utility District No. 1 Rev., 4.00%, 12/1/44 (AGC)	550,000	537,735
Seattle Municipal Light & Power Rev., VRN, 2.11%, (MUNIPSA plus 0.25%), 5/1/45	4,800,000	4,733,736
State of Washington GO, 5.00%, 6/1/27	9,295,000	9,778,149
State of Washington GO, 5.00%, 2/1/30	9,000,000	9,166,292
State of Washington GO, 5.00%, 6/1/33	2,250,000	2,482,277
State of Washington GO, 5.00%, 2/1/34	10,865,000	12,100,235
State of Washington GO, 4.00%, 7/1/39	3,730,000	3,831,200
State of Washington GO, 5.00%, 8/1/40	1,250,000	1,420,324
State of Washington GO, 5.00%, 8/1/43	5,000,000	5,420,500
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 8/1/36	5,795,000	6,154,470
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	5,815,000	5,824,529
		102,458,239
West Virginia — 0.2%
Ohio County Tax Allocation, (Ohio WV Fort Henry Centre Tax Increment Financing District No. 1), 5.25%, 6/1/44	750,000	773,974

West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.00%, 9/1/40 (AGM)	1,500,000	1,616,843
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.125%, 9/1/42 (AGM)	4,000,000	4,329,615
		6,720,432
Wisconsin — 1.6%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	606,802
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	723,902
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	775,237
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	784,526
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/31(2)	1,290,000	1,377,494
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/32(2)	1,610,000	1,729,184
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/33(2)	1,955,000	2,109,395
Public Finance Authority Rev., (CHF - Manoa LLC), 5.25%, 7/1/38(2)	3,000,000	3,259,005
Public Finance Authority Rev., (CHF - Manoa LLC), 5.50%, 7/1/43(2)	2,145,000	2,291,403
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	973,655
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	2,668,084
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	2,789,913
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	2,928,008
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,072,101
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)(2)	10,000	10,001
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(2)	85,000	84,901
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)(2)	25,000	26,473
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(2)	65,000	71,134
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(2)	475,000	489,781
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(2)	20,000	21,178
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(2)	35,000	37,062
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(2)	1,675,000	1,723,641
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(2)	980,000	903,260
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(2)	1,215,000	1,050,595
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/46	1,100,000	902,899
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,908,246
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41(2)	1,500,000	1,386,075
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	1,250,000	1,262,847
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	6,415,000	6,909,244
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	8,100,000	8,713,910
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	4,650,000	5,175,695
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(2)	3,580,000	3,587,042
		58,352,693
TOTAL MUNICIPAL SECURITIES (Cost $3,638,313,197)		3,671,731,817
EXCHANGE-TRADED FUNDS — 0.3%
VanEck High Yield Muni ETF (Cost $9,208,824)	178,900	9,397,617
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
BlackRock Liquidity Funds MuniCash (Cost $64,181)	64,174	64,181
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $3,647,586,202)		3,681,193,615
OTHER ASSETS AND LIABILITIES — 0.3%		12,096,506
TOTAL NET ASSETS — 100.0%		$3,693,290,121

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AGM-CR	–	Assured Guaranty Municipal Corp. - Custodian Receipts
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
Q-SBLF	–	Qualified School Board Loan Fund
SBBPA	–	Standby Bond Purchase Agreement
SCH BD GTY	–	School Bond Guaranty
SD CRED PROG	–	School District Credit Enhancement Program
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $158,593,300, which represented 4.3% of total net assets.
(3)Security is in default.
(4)Non-income producing.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,671,731,817	—
Exchange-Traded Funds	$9,397,617	—	—
Short-Term Investments	64,181	—	—
	$9,461,798	$3,671,731,817	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.